GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

6.	GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD ‘000	2011	2010	2009
Management fee to related party	363	307	245
Directors and officers insurance	86	80	82
Salary and wages	2,904	2,859	2,202
Audit, legal and consultants	1,099	624	954
Legal fees – Nordic Galaxy	2,362	1,500	–
Administrative services provided by related party	3,821	3,686	2,514
Other fees and expenses	1,631	1,576	1,670
Total General and Administration expense with cash effect	12,266	10,632	7,667
Compensation – Restricted shares to Manager	67	2,838	5,366
Share-based compensation	1,320	60	180
Deferred compensation plan	1,741	2,450	1,606
Total General and Administrative expense without cash effect	3,128	5,348	7,152
Total for year ended December 31,	15,394	15,980	14,819

At the end of 2009 the Company owned 15 vessels; at the end of 2010 the Company owned 17 vessels; and at the end of 2011 the Company owned 20 vessels.